Related party transactions	3 Months Ended
Mar. 31, 2023
Related party transactions [abstract]
Related party transactions	Related party transactions
Following the Group’s IPO on October 5, 2021 the Group has no related parties in accordance with the IAS 24 definition who are not key management personnel of the Group (whose remuneration is disclosed annually), and as such there are no disclosable related party transactions during either the three months ended March 31, 2023 or 2022 relating to such parties.

See note 12 for details of the Group’s transactions with joint ventures during the three months ended March 31, 2023 and 2022.